Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - IFRS 16 (Details)	Jan. 01, 2019 EUR (€)
Unrecognized contractual commitments [abstract]
Exemption one	contracts with a duration of less than 12 months
Exemption one, maximum duration	12 months
Exemption two	those for which the new value of the underlying asset is less than 5,000 euros
Exemption two, underlying asset new value	€ 5,000